Intangible Assets (Tables)	12 Months Ended
Jul. 31, 2020
Changes in intangible assets other than goodwill [abstract]
Schedule of intangible assets
Cost	Cultivating and processing license	Brand	Software	Domain names	Patents	Other	Total
	$	$	$	$	$	$	$
At July 31, 2018	2,545	—	1,800	585	—	312	5,242
Business acquisitions	113,888	8,440	12	—	—	—	122,340
Additions	—	—	1,746	—	1,231	—	2,977
Transfers	—	—	—	—		(312)	(312)
At July 31, 2019	116,433	8,440	3,558	585	1,231	—	130,247
Additions	—	—	702	—	875	—	1,577
Disposals	—	—	(550)	—	(173)	—	(723)
At July 31, 2020	116,433	8,440	3,710	585	1,933	—	131,101

Accumulated amortization
At July 31, 2018	403	—	786	9	—	—	1,198
Amortization	1,198	—	483	57	29	—	1,767
At July 31, 2019	1,601	—	1,269	66	29	—	2,965
Amortization	3,167	—	697	59	16	—	3,939
Impairment	106,189	2,000	—	—	—	—	108,189
At July 31, 2020	110,957	2,000	1,966	125	45	—	115,093

Net book value
At July 31, 2018	2,142	—	1,014	576	—	312	4,044
At July 31, 2019	114,832	8,440	2,289	519	1,202	—	127,282
At July 31, 2020	5,476	6,440	1,744	460	1,888	—	16,008